UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2719

DWS U.S. Government Securities Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS U.S. Government Securities Fund

	Principal Amount ($)	Value ($)

US Treasury Obligations 5.6%
US Treasury Bill, 4.975%**, 10/19/2006 (a)	1,385,000	1,369,879
US Treasury Notes:
2.25%, 2/15/2007 (b)	65,000,000	63,994,516
3.0%, 12/31/2006 (b)	30,000,000	29,730,480
3.125%, 1/31/2007 (b)	40,000,000	39,606,240

Total US Treasury Obligations (Cost $134,665,047)		134,701,115
Agencies Not Backed by the Full Faith and Credit of the US Government 9.5%
US Government Sponsored Agencies 0.4%
Tennessee Valley Authority, 4.75%, 8/1/2013	10,200,000	9,842,714
US Government Agency Sponsored Pass-Throughs 9.1%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2019	27,692	26,413
4.62% *, 2/1/2035	6,722,894	6,540,058
5.0%, with various maturities from 1/1/2019 until 9/1/2035	85,476,686	80,939,446
5.5%, with various maturities from 3/1/2033 until 4/1/2033	3,194,412	3,117,001
6.5%, with various maturities from 9/1/2032 until 7/1/2035	4,715,769	4,764,048
7.0%, with various maturities from 10/1/2030 until 9/1/2032	4,517,001	4,640,543
7.5%, with various maturities from 6/1/2027 until 1/1/2033	3,028,963	3,140,722
8.0%, with various maturities from 2/1/2017 until 7/1/2030	39,279	41,079
8.5%, with various maturities from 12/1/2016 until 7/1/2030	18,135	19,284
10.25%, 3/1/2016	101,872	106,141
Federal National Mortgage Association:
4.597% *, 1/1/2035	14,613,102	14,335,305
4.673% *, 2/1/2035	10,407,504	10,227,689
4.736% *, 5/1/2035	17,645,863	17,267,462
5.5%, with various maturities from 5/1/2025 until 11/1/2034	64,994,744	63,321,785
6.0%, 8/1/2035	3,303,450	3,286,437
6.5%, 7/1/2035	364,373	366,423
7.0%, with various maturities from 12/1/2030 until 11/1/2034	8,371,072	8,592,441
8.0%, with various maturities from 12/1/2008 until 12/1/2024	309,830	325,235
8.5%, with various maturities from 6/1/2030 until 9/1/2030	21,258	22,854
9.0%, with various maturities from 12/1/2016 until 4/1/2030	57,483	62,506
11.5%, 5/1/2018	4,343	4,697
		221,147,569

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $239,001,726)		230,990,283
Agencies Backed by the Full Faith and Credit of the US Government 89.1%
Government National Mortgage Association:
4.5%, with various maturities from 2/15/2018 until 8/15/2018	14,698,276	14,175,921
5.0%, with various maturities from 4/15/2033 until 1/20/2036 (f)	315,188,258	300,587,201
5.5%, with various maturities from 12/15/2028 until 6/20/2036 (f)	918,237,378	897,582,751
6.0%, with various maturities from 11/15/2014 until 7/20/2036	601,396,556	601,828,544
6.5%, with various maturities from 7/15/2008 until 1/20/2036	208,272,327	212,048,268
7.0%, with various maturities from 1/15/2008 until 10/15/2033 (f)	65,349,872	67,371,349
7.5%, with various maturities from 5/15/2009 until 12/15/2032	40,369,635	42,052,160
8.0%, with various maturities from 9/15/2014 until 6/15/2032	6,496,985	6,894,059
8.5%, with various maturities from 8/15/2008 until 1/15/2031	2,663,940	2,866,436
9.0%, with various maturities from 9/15/2017 until 7/15/2030	3,234,454	3,498,316
9.5%, with various maturities from 6/15/2009 until 5/15/2025	4,477,538	4,871,875

	10.0%, with various maturities from 11/15/2009 until 8/15/2022	2,802,188	3,077,580
	10.5%, with various maturities from 9/15/2015 until 12/15/2021	1,495,376	1,655,041
	11.0%, 4/20/2019	3,244	3,509

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $2,188,892,677)			2,158,513,010
	Collateralized Mortgage Obligations 16.0%
Fannie Mae Grantor Trust, “B”, Series 2002-T3, 5.763%, 12/25/2011		10,000,000	10,180,164
Fannie Mae Whole Loan, “3A”, Series 2004-W8, 7.5%, 6/25/2044		5,180,134	5,377,099
Federal Home Loan Mortgage Corp.:
	“PO”, Series 228, Principal Only, Zero Coupon, 2/1/2035	14,658,213	10,937,305
	“PF”, Series 2962, 5.619% *, 3/15/2035	31,084,996	30,969,151
	“FA”, Series 2981, 5.769% *, 5/15/2035	3,074,309	3,072,096
	“JF”, Series 2704, 5.919% *, 5/15/2023	17,651,925	17,765,002
	“IO”, Series 228, Interest Only, 6.0%, 2/1/2035	14,907,469	3,847,767
Federal National Mortgage Association:
	“1”, Series 17, Principal Only, Zero Coupon, 5/1/2017	2,661	2,236
	“PF”, Series 2005-59, 5.635% *, 5/25/2035	19,088,068	19,075,811
	“FC”, Series 2005-58, 5.635% *, 7/25/2035	46,799,938	46,770,220
	“F”, Series 204-29, 5.785% *, 5/25/2034	1,146,735	1,142,661
Government National Mortgage Association:
	“HO”, Series 2005-95, Principal Only, Zero Coupon, 2/16/2032	3,709,162	3,066,285
	“JO”, Series 2004-34, Principal Only, Zero Coupon, 2/20/2034	3,773,617	2,636,595
	“PO”, Series 2005-82, Principal Only, Zero Coupon, 10/20/2035	2,691,201	2,085,317
	“A”, Series 2005-80, 5.0%, 10/20/2031	20,637,216	20,153,792
	“TZ”, Series 2003-85, 5.5%, 10/20/2033	17,443,283	15,768,143
	“PD”, Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,725,376
	“FA”, Series 2005-18, 5.578% *, 10/20/2032	20,000,000	19,966,768
	“AF”, Series 2005-48, 5.578% *, 6/20/2035	39,908,821	39,676,855
	“GF”, Series 2005-58, 5.578% *, 8/20/2035	13,445,230	13,408,956
	“F”, Series 2005-84, 5.619% *, 11/16/2035	28,548,994	28,283,791
	“PF”, Series 2005-53, 5.628% *, 1/20/2035	34,425,000	34,139,018
	“FA”, Series 2006-25, 5.678% *, 5/20/2036	44,619,466	44,488,811
	“FG”, Series 2002-76, 5.769% *, 10/16/2029	3,005,189	3,026,163
	“BZ”, Series 2004-46, 6.0%, 6/20/2034	2,265,591	2,208,361
	“ZB”, Series 1998-21, 6.5%, 9/20/2028	4,401,685	4,488,319

Total Collateralized Mortgage Obligations (Cost $391,435,683)			387,262,062
		Shares	Value ($)

	Securities Lending Collateral 5.7%
Daily Assets Fund Institutional, 5.24% (c) (d) (Cost $137,137,500)		137,137,500	137,137,500
	Cash Equivalents 7.8%
Cash Management QP Trust, 5.3% (e) (Cost $189,083,845)		189,083,845	189,083,845
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,280,216,478)		133.7	3,237,687,815
Other Assets and Liabilities, Net		(33.7)	(815,552,103)

Net Assets		100.0	2,422,135,712

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	At July 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $134,063,972 which is 5.5% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)			Represents collateral held in connection with securities lending.
(e)			Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)			When–issued or forward delivery pools included.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At July 31, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10-Year US Treasury Note	9/20/2006	261	27,219,809	27,674,156	454,347
10-Year US Treasury Note	12/19/2006	279	29,537,067	29,574,000	36,933

Total net unrealized appreciation					491,280
At July 31, open future contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10-Year Interest Rate Swap	12/18/2006	89	9,141,698	9,205,937	(64,239)
10-Year Interest Rate Swap	9/18/2006	159	16,263,478	16,446,563	(183,085)
Total net unrealized depreciation					(247,324)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006